Description of Plan (Narrative) (Details) - EBP 003 [Member]		12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025 USD ($) Item	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Description of Plan [Line Items]
Number of new participant loans permitted | Item		0
Transfer of net assets from Capital City Home Loans 401(k) Plan		$ 17,346,111
Participant directed investment		16,600,000
Participant loans		300,000
Employer contribution receivables		$ 400,000
Percentage participants may elect to contribute to the plan		100.00%
Deferral rate of eligible employee enrolled in plan, percentage		3.00%
Increase in automatic deferral contributions, percentage		1.00%
Maximum automatic deferral contributions, percentage		6.00%
Discretionary contributions		$ 0
Vesting percentage		100.00%
Fully vested, vesting service period		3 years
Credited service for vesting purposes, required service hours		1000 hours
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Participant loan, basis spread on prime rate, percentage		1.00%
Note receivable from participant, account, minimum borrowing, amount		$ 1,000
Unallocated forfeited balances		43,900	$ 44,800
Forfeitures amount offsetting administrative expenses		77,300
Forfeitures amount reducing Company contributions		$ 55,000
Plan termination, vesting percent in event of plan termination		100.00%
Subsequent Event [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Percentage participants may elect to contribute to the plan	50.00%
Maximum automatic deferral contributions, percentage	10.00%
Employees Hired after January 1, 2002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage		50.00%
Required service period, employees eligible to participate in deferral contributions		90 days
Employees Hired or Rehired after December 31, 2019 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Separate non-elective employer contribution, matching percentage		3.00%
Separate non-elective employer contribution, required service period, employees eligible to participate in deferral contributions		90 days
CCHL Plan Merger, Transferred Participants [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Fully vested, vesting service period		3 years
Maximum [Member] | Subsequent Event [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan, percentage	7.00%
Maximum [Member] | Employees Hired after January 1, 2002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage		6.00%